Carillon ClariVest Capital Appreciation Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Aerospace & Defense - 1.9%
Curtiss-Wright Corp.	9,097	$4,939,125
General Electric Co.	19,408	5,838,315
		10,777,440

Automobiles - 2.4%
Tesla, Inc. (a)	30,810	13,701,823

Biotechnology - 2.9%
AbbVie, Inc.	27,745	6,424,077
Exelixis, Inc. (a)	58,481	2,415,266
Gilead Sciences, Inc.	46,082	5,115,102
Halozyme Therapeutics, Inc. (a)	38,633	2,833,344
		16,787,789

Broadline Retail - 5.0%
Amazon.com, Inc. (a)	131,823	28,944,376

Capital Markets - 2.7%
Affiliated Managers Group, Inc.	12,290	2,930,305
State Street Corp.	26,940	3,125,309
The Goldman Sachs Group, Inc.	10,108	8,049,506
Virtu Financial, Inc. - Class A	36,938	1,311,299
		15,416,419

Communications Equipment - 1.9%
Arista Networks, Inc. (a)	59,032	8,601,553
Cisco Systems, Inc.	38,581	2,639,712
		11,241,265

Construction & Engineering - 0.8%
MasTec, Inc. (a)	21,942	4,669,477

Consumer Staples Distribution & Retail - 3.4%
Costco Wholesale Corp.	7,581	7,017,201
The Kroger Co.	64,088	4,320,172
US Foods Holding Corp. (a)	30,013	2,299,596
Walmart, Inc.	59,498	6,131,864
		19,768,833

Diversified Telecommunication Services - 0.6%
AT&T, Inc.	122,212	3,451,267

Electronic Equipment, Instruments & Components - 0.4%
Jabil, Inc.	11,885	2,581,065

Entertainment - 2.1%
Netflix, Inc. (a)	9,913	11,884,894

Financial Services - 3.4%
MasterCard, Inc. - Class A	14,738	8,383,122
Visa, Inc. - Class A	32,337	11,039,205
		19,422,327

Food Products - 0.6%
Ingredion, Inc.	17,584	2,147,182
Pilgrim's Pride Corp.	27,136	1,104,978
		3,252,160

Health Care Providers & Services - 2.7%
Cardinal Health, Inc.	10,870	1,706,155
Tenet Healthcare Corp. (a)	36,351	7,380,707
Universal Health Services, Inc. - Class B	30,553	6,246,256
		15,333,118

Health Care REITs - 0.5%
Welltower, Inc.	14,810	2,638,253

Hotels, Restaurants & Leisure - 1.1%
Booking Holdings, Inc.	1,142	6,165,966

Interactive Media & Services - 11.5%
Alphabet, Inc. - Class A	85,766	20,849,714
Alphabet, Inc. - Class C	67,332	16,398,709
Meta Platforms, Inc. - Class A	37,850	27,796,283
Pinterest, Inc. - Class A (a)	36,593	1,177,197
		66,221,903

IT Services - 0.6%
Okta, Inc. (a)	19,391	1,778,155
Twilio, Inc. - Class A (a)	14,403	1,441,596
		3,219,751

Machinery - 1.3%
Allison Transmission Holdings, Inc.	31,032	2,633,996
Flowserve Corp.	24,563	1,305,278
Gates Industrial Corp. PLC (a)	77,633	1,926,851
Westinghouse Air Brake Technologies Corp.	8,188	1,641,448
		7,507,573

Metals & Mining - 0.6%
Newmont Corp.	39,059	3,293,064

Passenger Airlines - 0.2%
American Airlines Group, Inc. (a)	95,737	1,076,084

Pharmaceuticals - 1.5%
Eli Lilly & Co.	11,299	8,621,137

Professional Services - 0.7%
Leidos Holdings, Inc.	22,440	4,240,262

Semiconductors & Semiconductor Equipment - 21.9%
Advanced Micro Devices, Inc. (a)	13,053	2,111,845
Broadcom, Inc.	91,927	30,327,637
Cirrus Logic, Inc. (a)	19,968	2,501,791
KLA Corp.	5,628	6,070,361
Micron Technology, Inc.	16,735	2,800,100
NVIDIA Corp.	415,709	77,562,985
QUALCOMM, Inc.	24,867	4,136,874
		125,511,593

Software - 17.4%
AppLovin Corp. - Class A (a)	6,951	4,994,571
Docusign, Inc. (a)	26,585	1,916,513
Intuit, Inc.	4,023	2,747,347
Microsoft Corp.	119,908	62,106,349
Oracle Corp.	26,276	7,389,862
Palantir Technologies, Inc. - Class A (a)	56,185	10,249,268
Pegasystems, Inc.	62,247	3,579,202
Salesforce, Inc.	28,394	6,729,378
		99,712,490

Specialty Retail - 1.1%
Five Below, Inc. (a)	14,637	2,264,344
The TJX Cos., Inc.	27,483	3,972,393
		6,236,737

Technology Hardware, Storage & Peripherals - 10.3%
Apple, Inc.	223,578	56,929,666
Dell Technologies, Inc. - Class C	17,487	2,479,132
		59,408,798

Textiles, Apparel & Luxury Goods - 0.4%
Tapestry, Inc.	19,039	2,155,596
TOTAL COMMON STOCKS (Cost $182,758,029)		573,241,460

TOTAL INVESTMENTS - 99.9% (Cost $182,758,029)		573,241,460
Other Assets in Excess of Liabilities - 0.1%		379,709
TOTAL NET ASSETS - 100.0%		$573,621,169
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Carillon ClariVest Capital Appreciation Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$573,241,460	$–	$–	$573,241,460
Total Investments	$573,241,460	$–	$–	$573,241,460

Refer to the Schedule of Investments for further disaggregation of investment categories.